UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE SEPTEMBER 30, 2009 MARKET VALUES OF CERTAIN SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). LBIE'S ADMINISTRATORS HAVE INDICATED THAT SOME OF THESE SECURITIES HAVE BEEN REHYPOTHECATED, AND TO THE EXTENT SECURITIES WERE IN FACT REHYPOTHECATED, THEY WILL NOT BE RETURNED TO THE REPORTING PERSON. AS OF NOVEMBER 16, 2009, THE REPORTING PERSON IS UNABLE TO ASCERTAIN PRECISELY WHICH SECURITIES ONCE HELD AT LBIE WILL BE RETURNED AND WHICH WILL NOT, AND IS REPORTING ALL SECURITIES ONCE HELD AT LBIE, VALUED AT SEPTEMBER 30, 2009 MARKET VALUES, IN THIS REPORT. WHEN FURTHER INFORMATION BECOMES AVAILABLE FROM LBIE'S ADMINISTRATORS CONFIRMING WHICH SECURITIES WERE REHYPOTHECATED AND WHICH WERE NOT, THE REPORTING PERSON EXPECTS TO ADJUST THE SECURITIES REPORTED IN ITS
SCHEDULE 13F ACCORDINGLY.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576


Signature, Place, and Date of Signing

/s/ John W. McCullough           Birmingham, Alabama         November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total:  $405,825
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name

----  -------------------      ------------------------------

                                                       FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 --------------   -----      --------  ------- --- ----   ----------  --------  ----      ------  ----
AFFILIATED COMPUTER SERVICES   CL A             008190100   2,709      50,000 SH        SOLE        NONE         50,000  0      0
ALEXANDER & BALDWIN INC        COM              014482103   4,342     135,300 SH        SOLE        NONE        135,300  0      0
ALPHA NATURAL RESOURCES INC    COM              02076X102   2,178      62,062 SH        SOLE        NONE         62,062  0      0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106   1,349      80,000 SH        SOLE        NONE         80,000  0      0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108   1,177      35,100 SH        SOLE        NONE         35,100  0      0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108  13,416     400,000 SH  CALL  SOLE        NONE        400,000  0      0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108   2,348      70,000 SH  PUT   SOLE        NONE         70,000  0      0
AMR CORP                       COM              001765106   2,783     350,000 SH  CALL  SOLE        NONE        350,000  0      0
APACHE CORP                    COM              037411105     487       5,300 SH        SOLE        NONE          5,300  0      0
ASCENT MEDIA CORP              COM SER A        043632108   2,432      95,000 SH        SOLE        NONE         95,000  0      0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105   4,818     182,000 SH        SOLE        NONE        182,000  0      0
AUDIOVOX CORP                  CL A             050757103     536      78,300 SH        SOLE        NONE         78,300  0      0
BANKS COM INC                  COM              066470105      28      97,500 SH        SOLE        NONE         97,500  0      0
BJ SVCS CO                     COM              055482103   3,886     200,000 SH        SOLE        NONE        200,000  0      0
BRINKS HOME SEC HLDGS INC      COM              109699108   4,926     160,000 SH        SOLE        NONE        160,000  0      0
BRISTOL MYERS SQUIBB CO        COM              110122108   2,252     100,000 SH  CALL  SOLE        NONE        100,000  0      0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103   4,121     205,000 SH        SOLE        NONE        205,000  0      0
BUNGE LIMITED                  COM              G16962105   1,878      30,000 SH  PUT   SOLE        NONE         30,000  0      0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   1,247      52,500 SH        SOLE        NONE         52,500  0      0
CBS CORP NEW                   CL B             124857202     422      35,000 SH        SOLE        NONE         35,000  0      0
CELANESE CORP DEL              PFD 4.25% CONV   150870202   3,782     115,981 SH        SOLE        NONE        115,981  0      0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     154      19,300 SH  PUT   SOLE        NONE         19,300  0      0
CF INDS HLDGS INC              COM              125269100   4,312      50,000 SH        SOLE        NONE         50,000  0      0
CF INDS HLDGS INC              COM              125269100   6,898      80,000 SH  PUT   SOLE        NONE         80,000  0      0
VALE S A                       ADR              91912E105   8,096     350,000 SH  PUT   SOLE        NONE        350,000  0      0
VALE S A                       ADR              91912E105   4,510     195,000 SH  CALL  SOLE        NONE        195,000  0      0
CISCO SYS INC                  COM              17275R102   1,648      70,000 SH        SOLE        NONE         70,000  0      0
CLEARWATER PAPER CORP          COM              18538R103     508      12,286 SH        SOLE        NONE         12,286  0      0
COMCAST CORP NEW               CL A SPL         20030N200   2,529     157,300 SH        SOLE        NONE        157,300  0      0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204   3,574      70,000 SH        SOLE        NONE         70,000  0      0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   1,725      60,000 SH        SOLE        NONE         60,000  0      0
EARTHLINK INC                  COM              270321102   1,051     125,000 SH        SOLE        NONE        125,000  0      0
ECHOSTAR CORP                  CL A             278768106     701      38,000 SH        SOLE        NONE         38,000  0      0
EMULEX CORP                    COM NEW          292475209   4,116     400,000 SH  CALL  SOLE        NONE        400,000  0      0
FACET BIOTECH CORP             SHS              30303Q103   2,075     120,000 SH        SOLE        NONE        120,000  0      0
FAIR ISAAC CORP                COM              303250104   1,612      75,000 SH        SOLE        NONE         75,000  0      0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   1,029      15,000 SH  CALL  SOLE        NONE         15,000  0      0
GAFISA S A                     SPONS ADR        362607301   1,661     110,000 SH        SOLE        NONE        110,000  0      0
GENERAL ELECTRIC CO            COM              369604103   1,642     100,000 SH  PUT   SOLE        NONE        100,000  0      0
GENTEK INC                     COM NEW          37245X203   3,141      82,562 SH        SOLE        NONE         82,562  0      0
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0   1,928   3,000,000 PRN       SOLE        NONE      3,000,000  0      0
GLOBAL INDS LTD                COM              379336100   2,993     315,000 SH        SOLE        NONE        315,000  0      0
GOLDMAN SACHS GROUP INC        COM              38141G104   3,871      21,000 SH  CALL  SOLE        NONE         21,000  0      0
HILLTOP HOLDINGS INC           COM              432748101   1,839     150,000 SH        SOLE        NONE        150,000  0      0
HSN INC                        COM              404303109   2,732     167,800 SH        SOLE        NONE        167,800  0      0
HUBBELL INC                    CL B             443510201   3,751      89,300 SH        SOLE        NONE         89,300  0      0
INTERCONTINENTALEXCHANGE INC   COM              45865V100   4,860      50,000 SH  PUT   SOLE        NONE         50,000  0      0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184  15,140     370,000 SH  PUT   SOLE        NONE        370,000  0      0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184   6,138     150,000 SH  CALL  SOLE        NONE        150,000  0      0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     423      23,300 SH        SOLE        NONE         23,300  0      0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302   3,598     172,000 SH        SOLE        NONE        172,000  0      0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   1,316     120,000 SH        SOLE        NONE        120,000  0      0
LOEWS CORP                     COM              540424108   2,226      65,000 SH        SOLE        NONE         65,000  0      0
LOUISIANA PAC CORP             COM              546347105     877     131,500 SH        SOLE        NONE        131,500  0      0
MEAD JOHNSON NUTRITION CO      COM CL A         582839106   2,256      50,000 SH  CALL  SOLE        NONE         50,000  0      0
MERCURY COMPUTER SYS           COM              589378108   1,242     126,000 SH        SOLE        NONE        126,000  0      0
MGM MIRAGE                     COM              552953101   5,087     422,500 SH  CALL  SOLE        NONE        422,500  0      0
MICROSOFT CORP                 COM              594918104   3,042     117,500 SH        SOLE        NONE        117,500  0      0
MCMORAN EXPLORATION CO         PFD MAND CNV     582411500   5,607      87,800 SH        SOLE        NONE         87,800  0      0
MOLSON COORS BREWING CO        CL B             60871R209   1,947      40,000 SH        SOLE        NONE         40,000  0      0
MOSAIC CO                      COM              61945A107     961      20,000 SH        SOLE        NONE         20,000  0      0
MUELLER WTR PRODS INC          COM SER A        624758108     269      49,000 SH        SOLE        NONE         49,000  0      0
MYLAN INC                      PFD CONV         628530206  13,559      13,142 SH        SOLE        NONE         13,142  0      0
MYLAN INC                      COM              628530107   3,439     214,800 SH  PUT   SOLE        NONE        214,800  0      0
MYR GROUP INC DEL              COM              55405W104   2,109     100,000 SH        SOLE        NONE        100,000  0      0
NABORS INDS INC                CL A             629579103   1,777      85,000 SH        SOLE        NONE         85,000  0      0
NATCO GROUP INC                CL A             63227W203     443      10,000 SH  CALL  SOLE        NONE         10,000  0      0
NEWS CORP                      CL A             65248E104   2,098     175,000 SH        SOLE        NONE        175,000  0      0
OIL STS INTL INC               COM              678026105   1,054      30,000 SH        SOLE        NONE         30,000  0      0
OMNICARE INC                   COM              681904108   2,745      79,095 SH        SOLE        NONE         79,095  0      0
PEPSI BOTTLING GROUP INC       COM              713409100   3,644     100,000 SH        SOLE        NONE        100,000  0      0
PEROT SYS CORP                 CL A             714265105   2,970     100,000 SH        SOLE        NONE        100,000  0      0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408   1,148      25,000 SH  CALL  SOLE        NONE         25,000  0      0
PFIZER INC                     COM              717081103   2,731     165,000 SH        SOLE        NONE        165,000  0      0
PICO HLDGS INC                 COM NEW          693366205   3,502     105,000 SH        SOLE        NONE        105,000  0      0
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100   2,509      70,000 SH        SOLE        NONE         70,000  0      0
POSCO                          SPONSORED ADR    693483109   1,299      12,500 SH        SOLE        NONE         12,500  0      0
POTLATCH CORP NEW              COM              737630103   1,223      43,000 SH        SOLE        NONE         43,000  0      0
QUANTA SVCS INC                COM              74762E102   1,660      75,000 SH        SOLE        NONE         75,000  0      0
RADIOSHACK CORP                COM              750438103   2,403     145,000 SH        SOLE        NONE        145,000  0      0
DONNELLEY R R & SONS CO        COM              257867101     425      20,000 SH        SOLE        NONE         20,000  0      0
SAFETY INS GROUP INC           COM              78648T100   5,761     175,000 SH        SOLE        NONE        175,000  0      0
SCHERING PLOUGH CORP           COM              806605101   5,650     200,000 SH        SOLE        NONE        200,000  0      0
SPDR GOLD TRUST                GOLD SHS         78463V107   2,817      28,500 SH  CALL  SOLE        NONE         28,500  0      0
SPDR TR                        UNIT SER 1       78462F103  95,031     900,000 SH  CALL  SOLE        NONE        900,000  0      0
SPDR TR                        UNIT SER 1       78462F103  42,236     400,000 SH  PUT   SOLE        NONE        400,000  0      0
WALTER ENERGY INC              COM              93317Q105     601      10,000 SH        SOLE        NONE         10,000  0      0
WALTER INVT MGMT CORP          COM              93317W102     961      60,000 SH        SOLE        NONE         60,000  0      0
WYETH                          COM              983024100  10,323     212,500 SH        SOLE        NONE        212,500  0      0
WYETH                          COM              983024100   3,041      62,600 SH  PUT   SOLE        NONE         62,600  0      0
YAHOO INC                      COM              984332106   2,233     125,400 SH        SOLE        NONE        125,400  0      0
YAHOO INC                      COM              984332106   2,233     125,400 SH  PUT   SOLE        NONE        125,400  0      0



SK 03773 0003 1044543